Leases - Schedule of Annual Rent (Details)	Mar. 31, 2026 GBP (£)
To January 31, 2027
Disclosure of detailed information about leases [line items]
Annual rent	£ 98,150
To January 31, 2028
Disclosure of detailed information about leases [line items]
Annual rent	103,056
To January 31, 2029
Disclosure of detailed information about leases [line items]
Annual rent	108,208
To January 31, 2030
Disclosure of detailed information about leases [line items]
Annual rent	17,853
To January 31, 2031
Disclosure of detailed information about leases [line items]
Annual rent	£ 18,746